Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2025
Inventories, Net [Abstract]
Schedule of Inventories, Net

Inventories, net consisted of the following:

	December 31, 2025	December 31, 2024
Raw materials	$37,247,442	$3,317,887
Finished goods	17,247,048	16,666,207
Goods in transit	25,491,587	—
Total inventories, net	$79,986,077	$19,984,094